Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Beginning Balance, Before tax gains (losses)			$ (3,612)	$ (6,947)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)			4,236	342
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)			641	641
Other comprehensive income for period, Before tax gains (losses)	$ 305	$ 872	4,877	983
Ending Balance, Before tax gains (losses)	1,265	(5,964)	1,265	(5,964)
Beginning Balance, Tax benefit (expense)			864	1,211
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)			0	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)			(242)	(259)
Other comprehensive income for period, Tax benefit (expense)			(242)	(259)
Ending Balance, Tax benefit (expense)	622	952	622	952
Beginning Balance, Net of tax			(2,748)	(5,736)
Effective portion of unrealized loss on cash flow hedge, Net of tax			4,236	342
Reclassification of amortization of cash flow hedge to earnings, Net of tax			399	382
Other comprehensive income for period, Net of tax			4,635	724
Ending Balance, Net of tax	1,887	(5,012)	1,887	(5,012)
Beginning Balance, Accumulated OCI			(2,748)	(5,736)
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI			4,236	342
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI			399	382
Other comprehensive income for period, Accumulated OCI			4,635	724
Ending Balance, Accumulated OCI	$ 1,887	$ (5,012)	$ 1,887	$ (5,012)